SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to November 30, 2018, and through the date these financial statements were issued, the Company had the following subsequent events:

During January 2019, the Company issued to ten (10) unrelated investors, 1,100,000 shares of common stock for $22,000.